Loans and Advances to Banks, Net	12 Months Ended
Dec. 31, 2019
Loans and Advances to Banks, net [abstract]
Loans and Advances to Banks, net
10.	Loans and Advances to Banks, net:

(a)	As of December 31, 2018 and 2019, loans and advance to banks, net are detailed as follows:

	2018	2019
	MCh$	MCh$
Domestic Banks
Interbank loans	100,023	150,007
Other credits with domestic banks	—	—
Provisions for loans to domestic banks	(247)	(33)
Subtotal	99,776	149,974

Foreign Banks
Loans to foreign banks	239,797	289,337
Credits with third countries	41,872	8,934
Chilean export trade banks	12,873	61,860
Provisions for loans to foreign banks	(765)	(77)
Subtotal	293,777	360,054

Central Bank of Chile
Central Bank deposits	1,100,306	630,053
Other Central Bank credits	525	—
Subtotal	1,100,831	630,053
Total	1,494,384	1,140,081

(b)	Impairment allowance for due from banks:

i.	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2018 and 2019, is as follows:

	2018				2019
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Normal	100,023	—	—	100,023	150,007	—	—	150,007
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	100,023	—	—	100,023	150,007	—	—	150,007

Foreign Banks
Normal	266,648	27,894	—	294,542	238,491	121,640	—	360,131
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	266,648	27,894	—	294,542	238,491	121,640	—	360,131

Central Bank of Chile
Normal	1,100,831	—	—	1,100,831	630,053	—	—	630,053
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	1,100,831	—	—	1,100,831	630,053	—	—	630,053
Total	1,467,502	27,894	—	1,495,396	1,018,551	121,640	—	1,140,191

ii.	Changes in gross carrying amount and corresponding allowance for ECL by stage as of December 31, 2018 and 2019, is as follows:

	Changes as of December 31, 2018
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
ECL allowances as of January 1, 2018	760,285	772	—	—	—	—	760,285	772
Net change on ECL allowances *	746,808	250	1,376	9	—	—	748,184	259
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(26,518)	(63)	26,518	63	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	3	—	—	—	3
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(13,073)	(22)	—	—	—	—	(13,073)	(22)
Total	1,467,502	937	27,894	75	—	—	1,495,396	1,012

	Changes as of December 31, 2019
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
ECL allowances as of January 1, 2019	1,467,502	937	27,894	75	—	—	1,495,396	1,012
Net change on ECL allowances *	(321,373)	(832)	(6,339)	(48)	—	—	(327,712)	(880)
Transfer to Stage 1	16,405	26	(16,405)	(26)	—	—	—	—
Transfer to Stage 2	(126,709)	(27)	126,709	27	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Changes to models and assumptions	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(17,274)	(20)	(10,219)	(2)	—	—	(27,493)	(22)
Total	1,018,551	84	121,640	26	—	—	1,140,191	110

*	Net change between assets originated and assets repaid, excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.